Segment Reporting (Details) - Schedule of Revenues FromThird parties and related parties - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of Revenues FromThird parties and related parties [Abstract]
Investment advisory	$ 1,925,429	$ 2,102,109	$ 3,117,548
Fund management	105,588	77,371	63,086
Total revenues	$ 2,031,017	$ 2,179,480	$ 3,180,634